Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	$ 9,431,058	$ 3,881,309
Less: accumulated depreciation	(2,328,503)	(1,724,095)
Property, plant and equipment, net	7,102,555	2,157,214
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	3,152,265	2,240,129
Transportation vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	466,386	443,390
Electronic devices [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	172,923	138,951
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	94,652	88,050
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	3,932,974	216,468
Building [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	$ 1,611,858	$ 754,321